Business Segment and Geographic Information (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ($)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ($)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2011 Elimination [Member] USD ($)	Mar. 31, 2011 Elimination [Member] JPY (¥)	Mar. 31, 2010 Elimination [Member] JPY (¥)	Mar. 31, 2009 Elimination [Member] JPY (¥)
Net sales:
External customers	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000	$ 19,466,132	¥ 1,615,689,000	¥ 1,268,575,000	¥ 1,744,733,000	$ 2,740,217	¥ 227,438,000	¥ 162,989,000	¥ 277,010,000
Intersegment					28,819	2,392,000	2,690,000	4,653,000	131,518	10,916,000	15,619,000	26,389,000
Total	22,206,349	1,843,127,000	1,431,564,000	2,021,743,000	19,494,951	1,618,081,000	1,271,265,000	1,749,386,000	2,871,735	238,354,000	178,608,000	303,399,000	(160,337)	(13,308,000)	(18,309,000)	(31,042,000)
Segment profit:
Segment profit	2,913,193	241,795,000	86,059,000	193,346,000	2,660,603	220,830,000	83,061,000	180,455,000	252,590	20,695,000	2,998,000	12,891,000
Corporate expenses and elimination	(82,205)	(6,823,000)	(5,340,000)	(4,688,000)
Total	2,830,988	234,972,000	80,719,000	188,658,000
Impairment loss on long-lived assets	61,952	5,142,000	3,332,000	16,414,000	59,868	4,969,000	3,063,000	13,998,000	2,084	173,000	269,000	2,416,000
Impairment loss on goodwill				2,003,000	33,060	2,744,000		2,003,000
Other operating income (expenses)	(83,145)	(6,901,000)	(10,352,000)	(18,293,000)
Operating income	2,685,891	222,929,000	67,035,000	151,948,000
Interest and dividend income	54,133	4,493,000	6,158,000	8,621,000
Interest expense	(78,012)	(6,475,000)	(8,502,000)	(14,576,000)
Other, net	(13,711)	(1,138,000)	288,000	(17,211,000)
Consolidated income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Segment assets:
Segment assets					22,397,638	1,859,004,000	1,682,542,000	1,639,720,000	3,261,880	270,736,000	207,551,000	254,200,000
Corporate assets and elimination	233,699	19,397,000	68,962,000	75,139,000
Consolidated segment assets	25,893,217	2,149,137,000	1,959,055,000	1,969,059,000
Depreciation and amortization:
Depreciation and amortization	1,065,566	88,442,000	90,215,000	97,241,000	973,253	80,780,000	82,508,000	87,260,000	92,313	7,662,000	7,707,000	9,981,000
Capital investment:
Capital investment	$ 1,177,566	¥ 97,738,000	¥ 96,191,000	¥ 162,512,000	$ 1,109,024	¥ 92,049,000	¥ 92,979,000	¥ 152,803,000	$ 68,542	¥ 5,689,000	¥ 3,212,000	¥ 9,709,000